Fair Value Measurement (Assets Measured at Fair Value on A Nonrecurring Basis) (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value of Financial Instruments [Line Items]
Assets, fair value	$ 38,837	$ 136,221
Losses of assets fair value, measured on non-recurring basis	448	51,392
Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	12,335	25,139
Losses of assets fair value, measured on non-recurring basis	448	19,947
Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	26,502	111,082
Losses of assets fair value, measured on non-recurring basis	0	31,445
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	38,837	136,221
Significant Unobservable Inputs (Level 3) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	12,335	25,139
Significant Unobservable Inputs (Level 3) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	$ 26,502	$ 111,082